Provision of Long-Term Receivables - Additional Information (Detail) - World of Warcraft Game Points Refund Agent	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY (¥)
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Advance Payments made to agent								¥ 43,300,000
Cash paid to refund WOW game points		¥ 0	$ 0	¥ 0	¥ 0	¥ 0	$ 0	¥ 4,000,000
Installments period	5 years
Amount of expected refund from advances made to agent, current		8,400,000
Write off remaining receivable		¥ 8,400,000